Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	5 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	27 Months Ended	29 Months Ended	39 Months Ended	41 Months Ended	53 Months Ended
	May 31, 2023	Apr. 05, 2022	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Index
Accumulated Value	$ 10,000		$ 10,396			$ 12,418		$ 14,266		$ 17,454
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 8,773			$ 10,124		$ 12,817		$ 14,899	$ 17,844
Solactive GBS Global Markets ex United States Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name					Solactive GBS Global Markets ex United States Large & Mid Cap Index
Accumulated Value	10,000		10,393			12,279		14,175		17,981
Goldman Sachs MarketBeta® Total International Equity ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,185			$ 11,981		$ 13,821		$ 17,507
Solactive GBS United States 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Solactive GBS United States 1000 Index
Accumulated Value		10,000		8,765			10,113		12,809		14,895	17,869
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 8,764			$ 10,117		$ 12,798		$ 14,864	$ 17,810